Number of Reserved and Authorized Shares Under the Equity Incentive Plans (Detail) - shares		Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options outstanding		9,400	10,700
Ordinary shares available for issuance under the Equity Incentive Plans		3.7
Total Reserved and Authorized Shares as of December 31, 2019		14,800
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit outstanding		1,700	1,400
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit outstanding	[1]

[1]	Represents an amount lower than 0.1